Debt - Narrative (Details) $ in Thousands	1 Months Ended					9 Months Ended	12 Months Ended
	Aug. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 01, 2024 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jan. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 1,736,850	$ 1,855,300	$ 1,736,850
Warehouse Facility 2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					350,000		$ 350,000												$ 400,000
Warehouse Facility 3
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 100,000				$ 200,000	$ 100,000
Warehouse Facility 4 | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						2.15%	3.50%
Warehouse Facility 4 | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						5.50%	7.50%
Digital Asset Loan Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				13.50%
Warehouse Facility 10
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						2.35%
Warehouse Facility 11 | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						1.75%
Warehouse Facility 11 | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						2.00%
FCC Certificates
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						0.50%
Debt issued						$ 1,200
Democratized Price YLDS
Debt Instrument [Line Items]
Debt issued						$ 17,800
Revolving Credit Facility | Warehouse Facility 2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 150,000		$ 250,000		$ 250,000
Debt instrument, basis spread on variable rate			2.30%
Revolving Credit Facility | Warehouse Facility 2 | Minimum
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																$ 100,000
Debt instrument, basis spread on variable rate					3.00%
Revolving Credit Facility | Warehouse Facility 2 | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					4.00%
Revolving Credit Facility | Warehouse Facility 3 | Maximum
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 200,000
Revolving Credit Facility | Warehouse Facility 4
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 335,300						$ 237,500					$ 200,000
Revolving Credit Facility | Warehouse Facility 4 | Common Class A
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									300,000						200,000
Revolving Credit Facility | Warehouse Facility 4 | Common Class B
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 35,300						$ 37,500
Revolving Credit Facility | REIT Warehouse
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 200,000									$ 150,000
Debt exit fee percentage	0.15%
Debt exit fee (not to exceed)	$ 500
Revolving Credit Facility | REIT Warehouse | Minimum
Debt Instrument [Line Items]
Aggregate outstanding purchase price for mortgage loans during pricing period greater than or equal	$ 100,000
Aggregate outstanding purchase price for mortgage loans during pricing period greater than or equals percentage	0.0300
Revolving Credit Facility | REIT Warehouse | Maximum
Debt Instrument [Line Items]
Aggregate outstanding purchase price for mortgage loans during pricing period less than	$ 100,000
Aggregate outstanding purchase price for mortgage loans during pricing period less than, percentage	3.50%
Revolving Credit Facility | MSR Financing
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 30,000
Revolving Credit Facility | Lender 1
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 40,000
Revolving Credit Facility | Digital Asset Loan Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				100.00%
Revolving Credit Facility | Digital Asset Loan Facility | Minimum
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 30,000
Revolving Credit Facility | Digital Asset Loan Facility | Maximum
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				50,000
Revolving Credit Facility | Warehouse Facility 10
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 300,000
Debt instrument, basis spread on variable rate		2.00%		2.35%
Line of credit facility, committed borrowing capacity				$ 1,000
Revolving Credit Facility | Warehouse Facility 10 | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
Revolving Credit Facility | Warehouse Facility 10 | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.75%
Revolving Credit Facility | Warehouse Facility 11
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 100,000						$ 200,000
Revolving Credit Facility-Upsize Option | Warehouse Facility 11
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 200,000